O'SHAUGHNESSY FUNDS, INC.
                                 35 Mason Street
                          Greenwich, Connecticut 06830

                                January 12, 2000


VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549


     Re: O'Shaughnessy Funds, Inc.
         Pre-Effective Amendment No. 1 to the
         Registration Statement on Form N-14
         (Securities Act File No. 333-91421)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), O'Shaughnessy Funds, Inc. (the "Fund") hereby certifies that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

     2. The text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on January 12, 2000.

                                Very truly yours,

                                O'SHAUGHNESSY FUNDS, INC.



                                By: /s/ Thomas Marschel
                                   ------------------------------------
                                   Thomas Marschel, Assistant Treasurer